License agreements - Research and license agreements with Bach Sciences LLC (Details) - Bach Sciences LLC ("BACH") - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Sublicense and collaboration agreement, one
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option exercise fee		$ 3,250,000	$ 3,250,000
Sublicense and collaboration agreement, one | Research and development
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option exercise fee				$ 600,000
Payments made			1,250,000	$ 750,000
Sublicense and collaboration agreement, one | Specified development and regulatory milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments		8,000,000
Sublicense and collaboration agreement, one | Specified sales milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments		$ 38,000,000
Sublicense and collaboration agreement, two
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid	$ 200,000
Reduction in royalty percentage				100.00%
Sublicense and collaboration agreement, two | Research and development
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee recognized as expense			$ 800,000	$ 200,000
Sublicense and collaboration agreement, two | Specified development and regulatory milestones | Maximum | First product developed
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments				3,000,000
Sublicense and collaboration agreement, two | Specified development and regulatory milestones | Maximum | Subsequent products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments				1,000,000
Sublicense and collaboration agreement, two | Specified sales milestones | Maximum | First product developed
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments				45,000,000
Sublicense and collaboration agreement, two | Specified sales milestones | Maximum | Subsequent products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments				$ 45,000,000